ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 144,135	$ 111,173
Wages payable	50,380	42,522
Accrued liabilities	76,562	55,893
Other liabilities	19,645	18,978
Total accounts payable and accrued liabilities	$ 290,722	$ 228,566